RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10: RELATED PARTY TRANSACTIONS

Microphase Corporation

At December 31, 2021, the Company owed $32,545 to Microphase for previously leased office space at its Norwalk location and for certain research and development services and shared administrative personnel from time to time, all through December 31, 2015.

Transactions With Officers

Note Payable Issuances

At various points during past fiscal years certain officers and former officers of the Company provided bridge loans to the Company evidenced by individual promissory notes and deferred compensation to provide working capital to the Company. During the six months ended December 31, 2021 and 2020, there were no advances from any officers or former officers of the Company. During the six months ended December 31, 2021 and 2020, $22,883 and $2,412 has been charged for interest on loans from officers and former officers.

On October 22, 2020, the Company received a notice of event of default and demand letter (“Demand Letter”) from a former officer and promissory note holder (the “Note Holder”). The promissory note was issued on November 1, 2019, in the original principal amount of $40,739, accrued interest at a rate of 6% per annum, and matured on April 18, 2020. The Demand Letter stated an aggregate of $51,940 of principal and interest was immediately due. The promissory note does not have a convertible feature and is not convertible into shares of the Company’s Common Stock. Additionally, the promissory note does not contain any cross-default provisions with any other promissory notes issued by the Company. The Company expects to work with the Note Holder to negotiate a repayment structure whereby the Company can repay the Note Holder the balance due as quickly as possible based upon its available capital.

At December 31, 2021 and June 30, 2021, these outstanding notes including accrued interest totaled $769,970 and $747,086, respectively. At December 31, 2021, these promissory notes are not convertible into shares of the Company’s Common Stock.

Common Stock Issuances

During the six months ended December 31, 2021, the Company recorded $45,869 of stock-based compensation expense related to a November 22, 2021 grant of 500,000 restricted shares of Common Stock to the Company’s Chief Financial Officer and a May 17, 2021 grant of 500,000 restricted shares of Common Stock to the Company’s Chief Operating Officer, both of which vests 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant dates.

Office Lease

Effective February 8, 2021, the Company relocated its corporate office to Gaithersburg, MD, and incurred rent expense of $1,350 per month through March 31, 2021, which was payable to a related party. The current lease payment is $1,600 per month and the lease term is a month-to-month arrangement. For the six months ended December 31, 2021 and 2020, $24,389 and $8,100, respectively, was recognized as rent expense. At December 31, 2021 and June 30, 2021, $35,971 was accrued as payable to the related party.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 13: RELATED PARTY TRANSACTIONS

Microphase Corporation

At June 30, 2021, the Company owed $32,545 to Microphase for previously leased office space at its Norwalk location and for certain research and development services and shared administrative personnel from time to time, all through December 31, 2015.

Transactions With Officers

Note Payable Issuances

At various points during past fiscal years certain officers and former officers of the Company provided bridge loans to the Company evidenced by individual promissory notes and deferred compensation so as to provide working capital to the Company. During the year ended June 30, 2021, the Company’s Chief Executive Officer converted his deferred compensation from fiscal years 2019 and 2020, totaling $381,566, and the fair value of his cancelled shares of the Company’s Common Stock of $496,106, into separate promissory notes. All of these notes accrue interest at the rate of 6% per annum and are payable on demand. During the years ended June 30, 2021 and 2020, the officers and former officers advanced $0 and $48,052 to provide working capital to the Company and $40,656 and $4,792 has been charged for interest on loans from officers and former officers.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 13: RELATED PARTY TRANSACTIONS (continued)

On October 22, 2020, the Company received a notice of event of default and demand letter (“Demand Letter”) from a former officer and promissory note holder (the “Note Holder”). The promissory note was issued on November 1, 2019, in the original principal amount of $40,739, accrued interest at a rate of 6% per annum, and matured on April 18, 2020. The Demand Letter stated an aggregate of $51,940 of principal and interest was immediately due. The promissory note does not have a convertible feature and is not convertible into shares of the Company’s Common Stock. Additionally, the promissory note does not contain any cross-default provisions with any other promissory notes issued by the Company. The Company expects to work with the Note Holder to negotiate a repayment structure whereby the Company can repay the Note Holder the balance due as quickly as possible based upon its available capital.

At June 30, 2021 and 2020, these outstanding notes including accrued interest totaled $747,086 and $78,758, respectively. At June 30, 2021, these promissory notes are not convertible into shares of the Company Common Stock.

Common Stock Issuances

During the year ended June 30, 2021, the Company recorded $21,474 of stock-based compensation expense related to a June 1, 2019 grant of 231,635 shares of Common Stock to the Company’s former Chief Financial Officer, which vested 25% on the six month and 1 year anniversaries of the grant date. Upon Mr. Cutchens’ employment ceasing during January 2021, 115,818 unvested shares of Common Stock were forfeited resulting in the reversal of $68,003 of previously recognized stock-based compensation expense.

Additionally, during the year ended June 30, 2021, the Company granted 500,000 restricted shares of Common Stock to its Chief Operating Officer. The restricted shares of Common Stock vest 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant date. At June 30, 2021, no shares of Common Stock have vested and 500,000 shares remain unvested. During the year ended June 30, 2021, the Company recorded $9,733 of stock-based compensation expense.

During the year ended June 30, 2020, the Company issued 231,635 restricted shares of its Common Stock to Mr. Cutchens, the Company’s Chief Financial Officer, which were granted on June 1, 2019 (the “Grant Date”), pursuant to the terms of an employment agreement with the Company. The restricted shares of Common Stock vest 25% on the six-month, 1 year, 2 year, and 3 year anniversaries of the Grant Date. At June 30, 2020, 115,818 shares of Common Stock have vested and 115,817 shares remain unvested. During the years ended June 30, 2020 and 2019, the Company recorded $133,142 and $16,464, respectively, of stock-based compensation expense related to the vested portion of this award.

During the year ended June 30, 2020, the Company incurred $15,500 of expense related to legal and consulting services provided by Mr. Smiley, the Company’s former Chief Financial Officer and legal counsel. During October 2019, the entire balance of $15,500 was converted into 62,000 shares of Common Stock. During the year ended June 30, 2021, the Company did not incur any expense or utilize any services by Mr. Smiley, the Company’s former CFO and legal counsel.

Office Lease

Effective February 8, 2021, the Company relocated its corporate office to 9841 Washingtonian Blvd., Suite 200, Gaithersburg, MD 20878, and incurred rent expense of $1,350 per month through March 31, 2021, which was payable to a related party. The current lease payment is $1,600 per month and the lease term is a month-to-month arrangement. For the year ended June 30, 2021 and 2020, $12,150 and $7,621, respectively, was recognized as rent expense. At June 30, 2021 and 2020, $35,971 and $23,821, respectively, was accrued as payable to the related party.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020